Property and equipment (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Total	$ 20,644	$ 20,644	$ 13,303
Less: Accumulated Depreciation	(5,765)	(5,231)	(4,165)
Property and Equipment net	14,879	15,413	11,138
Furniture and Fixtures [Member]
Total	10,425	10,425	7,724
Equipment [Member]
Total	7,579	7,579	7,579
Trade Show Display [Member]
Total	$ 2,640	$ 2,640